Land Use Rights, Net - Schedule of Land Use Rights (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Land Use Rights [Abstract]
Cost	¥ 12,860	$ 1,839	¥ 12,860
Accumulated amortization	(5,187)	(742)	(4,930)
Land use rights, net	¥ 7,673	$ 1,097	¥ 7,930